Long-term investments - Narrative (Details) - Weichai Westport Inc.	1 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2022
Cartesian Capital Group
Schedule of Investments [Line Items]
Percentage of ownership after transaction	18.78%
Subsidiaries | Westport HK
Schedule of Investments [Line Items]
Percentage of ownership after transaction		23.33%
Parent Company | Westport HK
Schedule of Investments [Line Items]
Percentage of ownership after transaction		4.55%